Leases - Summary of Maturities of the Company's Financing Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Liability, Payment, Due [Abstract]
2021		$ 10,322
2022		10,083
2023		4,505
Total lease payments		24,910
Less imputed interest		(1,778)
Total	$ 60,871	$ 23,132	$ 0